Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Revenues		$ 61,947	$ 76,973	$ 116,776	$ 75,945	$ 80,062	$ 56,927	$ 67,904	$ 60,532
Operating Expenses		51,790	57,674	53,507	49,328	48,192	40,947	42,342	41,713
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	11,669	9,204	25,258	81,060	23,616	20,557	16,371	23,721	14,302	139,138	74,951	70,568
Add: Net loss (income) attributable to noncontrolling interests	578	569	581	384	330	(181)	81	128	286	1,864	314	713
Less: Net loss (income) attributable to redeemable noncontrolling interest	43	(682)	(637)	(1)	(603)	(595)	(106)	(417)	(175)	(1,923)	(1,293)	(2,258)
Net income attributable to W. P. Carey members	12,290	9,091	25,202	81,443	23,343	19,781	16,346	23,432	14,413	139,079	73,972	69,023
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic	$ 0.30	$ 0.22	$ 0.62	$ 2.02	$ 0.58	$ 0.50	$ 0.41	$ 0.59	$ 0.36	$ 3.44	$ 1.86	$ 1.74
Earnings Per Share, Diluted	$ 0.30	$ 0.23	$ 0.62	$ 1.99	$ 0.58	$ 0.50	$ 0.41	$ 0.59	$ 0.36	$ 3.42	$ 1.86	$ 1.74
Distribution Declared Per Share	$ 0.565	$ 0.563	$ 0.560	$ 0.550	$ 0.512	$ 0.510	$ 0.508	$ 0.506	$ 0.504	$ 2.19	$ 2.03	$ 2.00
Incentive Termination And Subordinated Disposition Revenue										$ 52,515	$ 0	$ 0